Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Goodwill and Other Intangible Assets
(a) Goodwill and other intangible assets as of December 31, 2020 and 2021 are as follows:

	2020					2021
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,626,876	(722,983)	—	903,893	1,648,119	(912,150)	—	735,969
Intellectual property rights		3,628,121	(1,457,383)	—	2,170,738	3,987,689	(1,761,881)	—	2,225,808
Membership		143,403	(4,700)	—	138,703	146,043	(3,673)	—	142,370
Development expense		652,492	(425,381)	—	227,111	656,712	(502,739)	—	153,973
Port facilities usage rights		685,210	(448,938)	—	236,272	685,540	(469,519)	—	216,021
Exploration and evaluation assets		274,691	(217,551)	—	57,140	280,092	(218,135)	—	61,957
Customer relationships		865,671	(535,424)	—	330,247	865,622	(579,902)	—	285,720
Other intangible assets		1,101,595	(716,190)	(77)	385,328	1,098,320	(753,790)	(39)	344,491

	￦	8,978,059	(4,528,550)	(77)	4,449,432	9,368,137	(5,201,789)	(39)	4,166,309

Changes in Carrying Amount of Goodwill and Other Intangible Assets

1)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss	Others(*2)	Ending
Goodwill	￦	1,097,809	—	—	—	(189,379)	(4,537)	903,893
Intellectual property rights		2,279,210	136,195	(3,617)	(282,594)	(7,727)	49,271	2,170,738
Membership(*1)		148,078	3,416	(12,340)	(107)	244	(588)	138,703
Development expense		94,339	1,315	(16)	(56,329)	(206)	188,008	227,111
Port facilities usage rights		281,398	—	—	(44,893)	—	(233)	236,272
Exploratation and evaluation assets		77,271	14,886	—	—	—	(35,017)	57,140
Customer relationships		374,875	—	—	(44,478)	—	(150)	330,247
Other intangible assets		555,493	159,590	(61,692)	(37,157)	—	(230,906)	385,328

	￦	4,908,473	315,402	(77,665)	(465,558)	(197,068)	(34,152)	4,449,432

(*1)	Economic useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss(*2,4)	Others(*3)	Ending
Goodwill	￦	903,893	17,804	—	—	(189,167)	3,439	735,969
Intellectual property rights		2,170,738	281,544	(574)	(271,931)	(20,005)	66,036	2,225,808
Membership(*1)		138,703	7,457	(4,198)	(137)	145	400	142,370
Development expense		227,111	11,301	—	(72,294)	(4,027)	(8,118)	153,973
Port facilities usage rights		236,272	—	—	(20,581)	—	330	216,021
Exploratation and evaluation assets		57,140	3,649	—	—	(374)	1,542	61,957
Customer relationships		330,247	—	—	(44,478)	—	(49)	285,720
Other intangible assets		385,328	68,253	(14,818)	(34,679)	(10,032)	(49,561)	344,491

	￦	4,449,432	390,008	(19,590)	(444,100)	(223,460)	14,019	4,166,309

(*1)	Economic useful life of membership is indefinite.
(*2)
During the year ended December 31, 2021, the Company decided to sell a portion of
p
urchased
emission rights and recognized
￦
7,180 million of impairment loss since book value exceeded fair value less costs to sell.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*4)
During the year ended December 31, 2021, evidence of impairment has occurred due to changes in the quality of bituminous coal and changes in production plans at Narrabri Coal Mine where POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD, a subsidiary of the Company, participates as a non-operating
party. The Company recognized an impairment loss of
￦
20,006 million since recoverable amounts are less than their carrying amounts.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs
(c)
For the purpose of impairment testing, goodwill is allocated to individual operating entities each of which is determined to be a CGU. The goodwill amounts as of December 31, 2020 and 2021 are as follows:

(in millions of Won) Reportable segments	Total number of CGUs
	2020	2021	CGUs	2020		2021
Steel	7	7	POSCO VST CO., LTD.	￦	36,955	36,955
			Others		12,498	12,542
Trading	3	3	POSCO INTERNATIONAL Corporation(*1)		762,816	578,046
			GRAIN TERMINAL HOLDING PTE. LTD.		23,726	21,516
			PT. Bio Inti Agrindo		6,955	7,468
E&C	2	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD.		24,868	24,868
			POSCO Center Beijing		159	178
			POSCO ENERGY CO., LTD.		26,471	26,471
Others	4	5	Others		9,445	27,925

	16	17		￦	903,893	735,969

(*1)
The recoverable amount of POSCO INTERNATIONAL Corporation, a subsidiary included in trading segment, is determined based on its value in use. As of December 31, 2021, the value in use is estimated by applying 8.14%(2020: 6.92%)
post-tax
discount rate to the future cash flows estimated from management’s
5-year
business plan and terminal growth rate of 2.0% (2020: 1.9%) thereafter. The terminal growth rate does not exceed long-term growth rate of its industry. During the year ended December 31, 2021, impairment loss on goodwill of
￦
184,770 million was recognized as the recoverable amount is less than the carrying amount of the CGU.

The Company calculated the value in use by discounting the
post-tax
cash flows at the
post-tax
discount rate, which is consistent with and materially the same as applying pre-tax
discount rate of 10.56% (2020: 8.77%) to
pre-tax
cash flows.
The value in use of the CGU is sensitive to the assumptions such as discount rate, terminal growth rate and estimated sales used in discount cash flow model. If the discount rate increases by 0.5%, the value in use would decrease by
￦
188,559 million or 5.97% and if the terminal growth rate decreases by 0.5%, the value in use would decrease by
￦
87,806 million or 2.78%.